UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  028-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

   /s/ Thomas J Curran     Albany, NY     July 21, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $91,925 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      252     5381 SH       SOLE                     5381        0        0
AIR PRODS & CHEMS INC          COM              009158106      216     3327 SH       SOLE                     3327        0        0
AMAZON COM INC                 COM              023135106     2937    26877 SH       SOLE                    24699        0     2178
APPLE INC                      COM              037833100     3738    14863 SH       SOLE                    12965        0     1898
BECTON DICKINSON & CO          COM              075887109     2406    35576 SH       SOLE                    35216        0      360
C H ROBINSON WORLDWIDE INC     COM NEW          12541w209     4253    76403 SH       SOLE                    67138        0     9265
CISCO SYS INC                  COM              17275r102     4472   209852 SH       SOLE                   182227        0    27625
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     5737   114611 SH       SOLE                    98786        0    15825
COLGATE PALMOLIVE CO           COM              194162103     3839    48745 SH       SOLE                    48245        0      500
EXXON MOBIL CORP               COM              30231g102      755    13235 SH       SOLE                     1844        0    11391
GENERAL DYNAMICS CORP          COM              369550108      242     4140 SH       SOLE                      185        0     3955
GOOGLE INC                     CL A             38259p508     3823     8592 SH       SOLE                     7370        0     1222
ISHARES TR INDEX               RUSSELL MCP GR   464287481      223     5105 SH       SOLE                     5105        0        0
ISHARES TR INDEX               S&P500 GRW       464287309     3008    56815 SH       SOLE                    55870        0      945
JOHNSON & JOHNSON              COM              478160104     3481    58941 SH       SOLE                    58356        0      585
MASTERCARD INC                 CL A             57636q104     3600    18041 SH       SOLE                    16199        0     1842
NOVO-NORDISK A S               ADR              670100205     5280    65168 SH       SOLE                    57088        0     8080
ORACLE CORP                    COM              68389x105     4119   191937 SH       SOLE                   165733        0    26204
PEPSICO INC                    COM              713448108     4379    71844 SH       SOLE                    62604        0     9240
PRAXAIR INC                    COM              74005p104     4284    56372 SH       SOLE                    48462        0     7910
PRICELINE COM INC              COM NEW          741503403     3088    17489 SH       SOLE                    15731        0     1758
PROCTER & GAMBLE CO            COM              742718109      439     7317 SH       SOLE                     2705        0     4612
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369y209     1334    47320 SH       SOLE                    31855        0    15465
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605    10068   729066 SH       SOLE                   630096        0    98970
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462f103     2652    25696 SH       SOLE                    25696        0        0
STRYKER CORP                   COM              863667101     4516    90202 SH       SOLE                    80132        0    10070
SUNCOR ENERGY INC NEW          COM              867224107     4572   155302 SH       SOLE                   133712        0    21590
WAL MART STORES INC            COM              931142103     3383    70385 SH       SOLE                    62930        0     7455
ZIMMER HLDGS INC               COM              98956p102      829    15345 SH       SOLE                     1545        0    13800